INCOME TAXES (SUMMARY OF OPERATING LOSS CARRYFORWARDS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Total loss carryforwards	$ 3,535.8
Total loss carryforwards, unrecognized tax benefit	(540.3)
Total loss carryforwards, net of unrecognized tax benefits	2,995.5
Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	854.7
Net operating loss carryforward, unrecognized tax benefit	(342.9)
Net operating loss carryforwards, net of unrecognized tax benefits	511.8
Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,681.1
Net operating loss carryforward, unrecognized tax benefit	(197.4)
Net operating loss carryforwards, net of unrecognized tax benefits	2,483.7
2022 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2022
Total loss carryforwards	112.1
2022 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	112.1
2022 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2023 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2023
Total loss carryforwards	2,725.6
2023 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	742.6
2023 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,983.0
2025 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2025
Total loss carryforwards	91.5
2025 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2025 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	91.5
2026 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2026
Total loss carryforwards	207.4
2026 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2026 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	207.4
2027 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2027
Total loss carryforwards	4.9
2027 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2027 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4.9
2028 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2028
Total loss carryforwards	203.7
2028 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2028 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	203.7
2029 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2029
Total loss carryforwards	146.6
2029 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2029 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	146.6
2032 [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration	Dec. 31, 2032
Total loss carryforwards	44.0
2032 [Member] | Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2032 [Member] | Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 44.0